AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Information Technology – 33.9%
Communications Equipment – 3.0%
Arista Networks, Inc.(a)	71,316	$13,117,152
Motorola Solutions, Inc.	28,453	7,746,044

		20,863,196

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	31,460	2,642,325
Cognex Corp.	29,340	1,245,190

		3,887,515

IT Services – 0.4%
EPAM Systems, Inc.(a)	11,304	2,890,320

Semiconductors & Semiconductor Equipment – 8.5%
ASML Holding NV (REG)	8,115	4,776,976
Broadcom, Inc.	4,901	4,070,672
Entegris, Inc.	38,536	3,618,916
NVIDIA Corp.	74,120	32,241,459
QUALCOMM, Inc.	121,694	13,515,336

		58,223,359

Software – 21.4%
Adobe, Inc.(a)	24,468	12,476,233
Autodesk, Inc.(a)	19,650	4,065,782
Cadence Design Systems, Inc.(a)	23,576	5,523,857
Crowdstrike Holdings, Inc. - Class A(a)	28,793	4,819,372
Fortinet, Inc.(a)	284,213	16,677,619
Manhattan Associates, Inc.(a)	22,200	4,388,052
Microsoft Corp.	212,907	67,225,385
PTC, Inc.(a)	18,645	2,641,624
Roper Technologies, Inc.	26,170	12,673,608
ServiceNow, Inc.(a)	10,846	6,062,480
Synopsys, Inc.(a)	12,123	5,564,093
Tyler Technologies, Inc.(a)	13,732	5,302,474

		147,420,579

		233,284,969

Health Care – 23.9%
Biotechnology – 3.4%
Genmab A/S (Sponsored ADR)(a)	89,813	3,167,705
Vertex Pharmaceuticals, Inc.(a)	58,045	20,184,568

		23,352,273

Health Care Equipment & Supplies – 7.0%
Align Technology, Inc.(a)	10,567	3,226,316
Edwards Lifesciences Corp.(a)	193,731	13,421,684
IDEXX Laboratories, Inc.(a)	31,103	13,600,409
Intuitive Surgical, Inc.(a)	61,549	17,990,157

		48,238,566

Company	Shares	U.S. $ Value

Health Care Providers & Services – 5.3%
ABIOMED, Inc.(a) (b) (c)	11,373	$0
UnitedHealth Group, Inc.	73,190	36,901,666

		36,901,666

Health Care Technology – 1.9%
Veeva Systems, Inc. - Class A(a)	63,823	12,984,789

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc.(a)	3,572	3,958,026
Waters Corp.(a)	15,105	4,141,942

		8,099,968

Pharmaceuticals – 5.1%
Eli Lilly & Co.	31,124	16,717,634
Zoetis, Inc.	105,972	18,437,009

		35,154,643

		164,731,905

Consumer Discretionary – 11.4%
Automobiles – 0.7%
Ferrari NV	16,041	4,740,757

Broadline Retail – 4.8%
Amazon.com, Inc.(a)	258,115	32,811,579

Hotels, Restaurants & Leisure – 1.1%
Chipotle Mexican Grill, Inc.(a)	4,240	7,766,959

Specialty Retail – 2.4%
Home Depot, Inc. (The)	34,580	10,448,693
Tractor Supply Co.	28,963	5,880,937

		16,329,630

Textiles, Apparel & Luxury Goods – 2.4%
Lululemon Athletica, Inc.(a)	21,280	8,205,781
NIKE, Inc. - Class B	88,292	8,442,481

		16,648,262

		78,297,187

Communication Services – 6.9%
Entertainment – 1.4%
Netflix, Inc.(a)	25,322	9,561,587

Interactive Media & Services – 5.5%
Alphabet, Inc. - Class C(a)	287,433	37,898,041

		47,459,628

Industrials – 6.6%
Building Products – 1.5%
Otis Worldwide Corp.	96,034	7,712,491
Trex Co., Inc.(a)	48,088	2,963,663

		10,676,154

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 2.2%
Copart, Inc.(a)	346,994	$14,951,971

Electrical Equipment – 0.6%
AMETEK, Inc.	30,380	4,488,949

Machinery – 0.4%
IDEX Corp.	12,249	2,548,037

Professional Services – 1.9%
Paycom Software, Inc.	30,222	7,835,658
Verisk Analytics, Inc.	20,926	4,943,558

		12,779,216

		45,444,327

Financials – 6.0%
Capital Markets – 1.2%
MSCI, Inc.	16,251	8,338,063

Financial Services – 4.8%
Visa, Inc. - Class A	143,182	32,933,292

		41,271,355

Consumer Staples – 5.9%
Beverages – 3.1%
Monster Beverage Corp.(a)	404,431	21,414,622

Consumer Staples Distribution & Retail – 2.8%
Costco Wholesale Corp.	34,622	19,560,045

		40,974,667

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	23,192	5,915,120

Total Common Stocks (cost $381,675,502)		657,379,158

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $31,269,335)	31,269,335	31,269,335

Total Investments – 100.0% (cost $412,944,837)(g)		688,648,493
Other assets less liabilities – 0.0%		192,764

Net Assets – 100.0%		$688,841,257

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $281,765,240 and gross unrealized depreciation of investments was $(6,061,584), resulting in net unrealized appreciation of $275,703,656.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$233,284,969	$—	$—		$233,284,969
Health Care	164,731,905	—	0	(a)	164,731,905
Consumer Discretionary	78,297,187	—	—		78,297,187
Communication Services	47,459,628	—	—		47,459,628
Industrials	45,444,327	—	—		45,444,327
Financials	41,271,355	—	—		41,271,355
Consumer Staples	40,974,667	—	—		40,974,667
Materials	5,915,120	—	—		5,915,120
Short-Term Investments	31,269,335	—	—		31,269,335

Total Investments in Securities	688,648,493	—	0	(a)	688,648,493
Other Financial Instruments(b)	—	—	—		—

Total	$688,648,493	$—	$0	(a)	$688,648,493

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$27,717	$79,013	$75,461	$31,269	$1,122